Average Annual Total Returns - Federated Hermes International Bond Strategy Portfolio	Federated Hermes International Bond Strategy Portfolio 1 Year	Federated Hermes International Bond Strategy Portfolio 5 Years	Federated Hermes International Bond Strategy Portfolio 10 Years	Federated Hermes International Bond Strategy Portfolio Return After Taxes on Distributions 1 Year	Federated Hermes International Bond Strategy Portfolio Return After Taxes on Distributions 5 Years	Federated Hermes International Bond Strategy Portfolio Return After Taxes on Distributions 10 Years	Federated Hermes International Bond Strategy Portfolio Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Federated Hermes International Bond Strategy Portfolio Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Federated Hermes International Bond Strategy Portfolio Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg Barclays Emerging Markets USD Aggregate Index(reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg Barclays Emerging Markets USD Aggregate Index(reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg Barclays Emerging Markets USD Aggregate Index(reflects no deduction for fees, expenses or taxes) 10 Years		JPMorgan Global (ex-U.S.) Government Bond Index(reflects no deduction for fees, expenses or taxes) 1 Year		JPMorgan Global (ex-U.S.) Government Bond Index(reflects no deduction for fees, expenses or taxes) 5 Years		JPMorgan Global (ex-U.S.) Government Bond Index(reflects no deduction for fees, expenses or taxes) 10 Years		Bloomberg Barclays Emerging Markets Seasoned ex Aggregate/Eurodollar Index(reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg Barclays Emerging Markets Seasoned ex Aggregate/Eurodollar Index(reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg Barclays Emerging Markets Seasoned ex Aggregate/Eurodollar Index(reflects no deduction for fees, expenses or taxes) 10 Years		Old Blended Index(reflects no deduction for fees, expenses or taxes) 1 Year		Old Blended Index(reflects no deduction for fees, expenses or taxes) 5 Years		Old Blended Index(reflects no deduction for fees, expenses or taxes) 10 Years		New Blended Index(reflects no deduction for fees, expenses or taxes) 1 Year		New Blended Index(reflects no deduction for fees, expenses or taxes) 5 Years		New Blended Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	10.94%	6.40%	4.43%	10.02%	4.91%	2.99%	6.48%	4.27%	2.81%	6.52%	[1]	6.91%	[1]	6.01%	[1]	10.52%	[2]	5.07%	[2]	1.87%	[2]	4.26%	[3]	6.97%	[3]	6.45%	[3]	8.65%	[4]	6.05%	[4]	3.98%	[4]	7.74%	[5]	6.15%	[5]	4.25%	[5]

[1]	The Bloomberg Barclays Emerging Markets USD Aggregate Index tracks total returns for external-currency-denominated debt instruments of the emerging markets. Effective May 26, 2020, the Fund’s investment adviser elected to change the broad-based securities market index from the Bloomberg Barclays Emerging Markets USD Aggregate Index (BBEMAI) to the Bloomberg Barclays Emerging Markets Seasoned ex Aggregate/Eurodollar Index (BBEMSAE). The BBEMSAE is more reflective of the Fund’s investment strategies.
[2]	The J.P. Morgan Global (ex-U.S.) Government Bond Index tracks total returns for external-currency-denominated debt instruments of the emerging markets.
[3]	The Bloomberg Barclays Emerging Markets Seasoned ex Aggregate/Eurodollar Index is the emerging markets debt component of the Bloomberg Barclay U.S. Universal Bond Index and is generally at least 80% noninvestment-grade.
[4]	The Old Blended Index is a custom blended index comprised of the Bloomberg Barclays Emerging Markets USD Aggregate Index (50%) and J.P. Morgan (ex-U.S.) Government Bond Index (50%). Effective May 26, 2020, the Fund’s investment adviser elected to change the Blended Index (Old Blended Index to New Blended Index) from the 50% Bloomberg Barclays Emerging Markets USD Aggregate Index /50% J.P. Morgan Global (ex-U.S.) Government Bond Index to 50% Bloomberg Barclays Emerging Markets Seasoned ex Aggregate/Eurodollar Index/50% J.P. Morgan Global (ex-U.S.) Government Bond Index.
[5]	The New Blended Index is a custom blended index comprised of the Bloomberg Barclays Emerging Markets USD Aggregate Index (50%) and J.P. Morgan (ex-U.S.) Government Bond Index (50%).